DERIVATIVES AND HEDGE ACCOUNTING (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Credit derivatives:
Fair value of hybrid securities	$ 111,000,000
Current par value of hybrid securities	454,000,000
Matched investment program written CDS
Credit derivatives:
Notional amount of credit risk derivatives	1,100,000,000
Derivative weighted average maturity (in years)	1 year
Collateral posted	2,000,000
Fair value of derivative liability	13,000,000
Credit Risk-Related Contingent Features
Credit derivatives:
Aggregate fair value of net liability position	4,900,000,000
Collateral posted	5,100,000,000
Additional collateral requirements, one-notch downgrade	264,000,000
Further additional collateral requirements, one-notch downgrade	267,000,000
AIGFP
Credit derivatives:
Credit derivative transactions hedging credit risk	196,000,000
AIGFP | Super Senior CDS AIGFP
Credit derivatives:
Notional amount of credit risk derivatives	24,619,000,000	59,850,000,000
Fair Value of Derivative (Asset) Liability	3,223,000,000	3,680,000,000
Unrealized market valuation gain (loss) on credit derivatives	339,000,000	598,000,000
Unrealized gain (loss) on derivatives from change in credit valuation	26,000,000	(133,000,000)
AIGFP | Super Senior CDS AIGFP | Regulatory Capital
Credit derivatives:
Notional amount of credit risk derivatives	6,370,000,000	38,069,000,000
Fair Value of Derivative (Asset) Liability	9,000,000	(173,000,000)
Unrealized market valuation gain (loss) on credit derivatives	14,000,000	57,000,000
AIGFP | Super Senior CDS AIGFP | Regulatory Capital | Corporate loans
Credit derivatives:
Notional amount of credit risk derivatives	1,830,000,000	5,193,000,000
Derivative weighted average maturity (in years)	P0.72Y
AIGFP | Super Senior CDS AIGFP | Regulatory Capital | Prime residential mortgages
Credit derivatives:
Notional amount of credit risk derivatives	3,653,000,000	31,613,000,000
Fair Value of Derivative (Asset) Liability		(190,000,000)
Unrealized market valuation gain (loss) on credit derivatives	6,000,000	53,000,000
Notional amount of CDS terminated during period	24,100,000,000
Derivative weighted average maturity (in years)	P0.41Y
Number of credit default swaps transaction terminated (in securities)	2
AIGFP | Super Senior CDS AIGFP | Regulatory Capital | Other.
Credit derivatives:
Notional amount of credit risk derivatives	887,000,000	1,263,000,000
Fair Value of Derivative (Asset) Liability	9,000,000	17,000,000
Unrealized market valuation gain (loss) on credit derivatives	8,000,000	4,000,000
Derivative weighted average maturity (in years)	P3.78Y
AIGFP | Super Senior CDS AIGFP | Arbitrage
Credit derivatives:
Notional amount of credit risk derivatives	17,260,000,000	18,958,000,000
Fair Value of Derivative (Asset) Liability	3,204,000,000	3,655,000,000
Unrealized market valuation gain (loss) on credit derivatives	293,000,000	596,000,000
AIGFP | Super Senior CDS AIGFP | Arbitrage | Multi-sector CDOs
Credit derivatives:
Notional amount of credit risk derivatives	5,476,000,000	6,689,000,000
Fair Value of Derivative (Asset) Liability	3,077,000,000	3,484,000,000
Unrealized market valuation gain (loss) on credit derivatives	249,000,000	663,000,000
Notional amount of CDS terminated during period	188,000,000
Additional amount paid for CDS terminated during period	37,000,000
Notional amount of CDS with cash settlement provisions	4,600,000,000	5,500,000,000
Derivative weighted average maturity (in years)	P6.42Y
Number of credit default swaps transaction terminated (in securities)	1
Amount of ABS CDS transactions purchased	107,000,000
AIGFP | Super Senior CDS AIGFP | Arbitrage | Corporate debt
Credit derivatives:
Notional amount of credit risk derivatives	11,784,000,000	12,269,000,000
Fair Value of Derivative (Asset) Liability	127,000,000	171,000,000
Unrealized market valuation gain (loss) on credit derivatives	44,000,000	(67,000,000)
Additional amount paid for CDS terminated during period	0
Notional amount of CDS written on super senior tranches of CLOs	1,200,000,000	1,300,000,000
Derivative weighted average maturity (in years)	P4.18Y
AIGFP | Super Senior CDS AIGFP | Mezzanine Tranches
Credit derivatives:
Notional amount of credit risk derivatives	989,000,000	2,823,000,000
Fair Value of Derivative (Asset) Liability	10,000,000	198,000,000
Unrealized market valuation gain (loss) on credit derivatives	32,000,000	(55,000,000)
Notional amount of CDS terminated during period	2,200,000,000
Notional amount of CDS purchased offsets		1,400,000,000
AIGFP | Written single name CDS AIGFP
Credit derivatives:
Notional amount of credit risk derivatives	380,000,000
Notional amount of CDS purchased offsets	70,000,000
Derivative weighted average maturity (in years)	P19.13Y
Collateral posted	112,000,000
Notional amount of single name CDS maximum exposure	310,000,000
Fair value of derivative liability	$ 89,000,000